WIRELESS MAINGATE AB Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 0	$ 9,471
Payments to Acquire Businesses, Net of Cash Acquired		0	2,882	$ 0
Goodwill, Acquired During Period		$ 51,848	$ 2,702
Wireless Maingate [Member]
Business Acquisition [Line Items]
Cash consideration	$ 91,588
Payments to Acquire Businesses, Net of Cash Acquired	$ 88,400
Business Acquisition, Effective Date of Acquisition	Jan. 16, 2015
Goodwill, Acquired During Period	$ 45,593